INCOME TAX - Effective tax rate (Details)	3 Months Ended		10 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020
Income tax provision	(7.60%)	0.00%
Novus Capital Corp [Member]
Statutory federal income tax rate			21.00%
State taxes, net of federal tax benefit			4.30%
Change in fair value of Private Warrant liability			(20.20%)
Business Combination expenses			(4.60%)
Change in valuation allowance			(0.50%)
Income tax provision			0.00%